Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating expenses:
Research and development	$ (18)	$ 215	$ 1,529	$ 3,189
General and administrative	1,422	1,038	4,014	2,976
Total operating expenses	1,404	1,253	5,543	6,165
Loss from operations	(1,404)	(1,253)	(5,543)	(6,165)
Other income	0	0	0	61
Revaluation of derivative liability	0	0	0	(89)
Change in fair value of warrant liability	757	0	490	0
Loss on warrant conversion	(388)	0	(388)	0
Interest income (expense), net	2	(4)	0	(14)
Net loss	(1,033)	(1,257)	(5,441)	(6,207)
Other comprehensive loss:
Unrealized gain (loss) on investments	2	(1)	1	(1)
Total comprehensive loss	$ (1,031)	$ (1,258)	$ (5,440)	$ (6,208)
Net loss per share of common stock, basic (in usd per share)	$ (0.09)	$ (0.18)	$ (0.59)	$ (0.96)
Net loss per share of common stock, diluted (in usd per share)	$ (0.09)	$ (0.18)	$ (0.59)	$ (0.96)
Weighted-average common shares outstanding, basic (in shares)	12,105,445	6,812,836	9,219,869	6,449,522
Weighted-average common shares outstanding, diluted (in shares)	12,105,445	6,812,836	9,219,869	6,449,522